Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities

Other financial liabilities comprise the following at December 31:

	2019			2018
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies	33,557	23,382	56,939	9,325	52,524	61,849
Derivative financial instruments	9,600	—	9,600	23,463	—	23,463
Total	43,157	23,382	66,539	32,788	52,524	85,312

Schedule of Derivative financial instruments

	2019	2018
	US$'000	US$'000
Derivatives designated as hedging instruments
Cross currency swap	7,481	15,883

Derivatives not designated as hedging instruments
Cross currency swap	2,119	4,501
Interest rate swaps	—	3,079
	9,600	23,463

Schedule of interest rate swaps

The following interest rate swaps were outstanding at December 31:

	2018
	Nominal		Fixed	Reference	Fair
	Amount		Interest	Floating	Value
	US$'000	Maturity	Rate	Interest Rate	US$'000
Lease of hydroelectrical installations	137,400	2022	2.05	6-month Euribor	(3,079)
Total					(3,079)